Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments, Fair Value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2017 and 2016:

	Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2017	2016
Derivatives designated as hedging instruments
Cash flow hedge
Forward contracts	Other receivables	$309	$—
Forward contracts	Accrued payroll and other liabilities	$(517)	$(100)
Cross-currency interest rate swap (i)	Derivative instruments	7,835	(3,274)
Call spread (i)	Derivative instruments	(10,908)	—
Coupon-only swap (i)	Derivative instruments	15,114	—
Fair value hedge
Cross-currency interest rate swap (i)	Derivative instruments	—	(27,217)
Total derivative instruments		$11,833	$(30,591)

(i)
At December 31, 2017, presented in the consolidated balance sheet as follows: $35,069 as non-current asset, $15,522 as a current liability and $7,506 as non-current liability. At December 31, 2016, presented in the consolidated balance sheet as follows: $19,876 as a current liability and $10,615 as a non-current liability.

Schedule of Derivative Instruments
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
JP Morgan Chase Bank, N.A. (i)	BRL	108,000	13%		$35,400	4.38%	March 31/ September 30	September 2023
JP Morgan Chase Bank, N.A.	BRL	98,670	13%		$30,000	6.02%	March 31/ September 30	September 2023
Citibank N.A.	BRL	94,200	13%		$30,000	6.29%	March 31/ September 30	September 2023

(i)
During the fiscal year ended December 31, 2017, the agreement was amended twice: on February 9, 2017 and February 22, 2017. All the terms of the swap agreement match the terms of the BRL intercompany loan receivable. As a result of the amendments the Company paid $2,689. According to ASC 815-30-40, the amount deferred in accumulated other comprehensive income until the date of the last amendment, amounting to $677 as of December 31, 2017, will be amortized to earnings as the originally hedged cash flows affects the statement of income.

The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
Citibank S.A.	BRL	155,500	11.08%		$50,000	6.91%	June 30/ December 31	September 2023
JP Morgan S.A.	BRL	156,250	11.18%		$50,000	6.91%	March 31/ September 30	April 2027

The Company paid $1,390 of net interest during the twelve months ended December 31, 2017, related to these agreements.
The following table presents information related to the terms of the agreements:

Bank	Payable			Receivable			Interest payment dates	Maturity
	Currency	Amount	Interest rate	Currency	Amount	Interest rate
BAML (i)	BRL	156,250	13.64%		$50,000	6.91%	March 31/ September 30	April 2027
Banco Santander S.A.	BRL	155,500	13.77%		$50,000	6.91%	June 30/ December 31	September 2023

Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Cross-currency interest rate swap (continued)

(i)	Bank of America Merrill Lynch Banco Múltiplo S.A.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
The following table present the pretax amounts affecting income and other comprehensive income for the twelve months ended December 31, 2017 and 2016 for each type of derivative relationship:

Derivatives designated as hedging instruments (continued)

Cash flow hedge (continued)

Additional disclosures (continued)

Derivatives in Cash Flow Hedging Relationships	(Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)			Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion) (i)			Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion) (ii)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Forward contracts	$(1,344)	$(1,861)	$1,903	$1,236	$1,307	$(2,306)	$—	$—	$—
Cross-currency interest rate swaps	5,828	(16,952)	18,584	1,965	9,935	(11,903)	—	—	(2,650)
Call Spread	21,047	—	—	2,791	—	—	—	—	—
Coupon-only swap	(13,598)	—	—	(5,933)	—	—	(101)	—	—
Total	11,933	(18,813)	20,487	59	11,242	(14,209)	(101)	—	(2,650)

(i)
The (loss) gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net (loss) gain recognized in income, related to Cross-currency interest rate swaps is presented in the consolidated statement of income as follows: a gain (loss) of $7,532 and $(6,997) and $13,595, for the fiscal years 2017, 2016 and 2015, respectively, as an adjustment to foreign currency exchange results and a loss of $9,497 and $2,938 and $1,692, for the fiscal years 2017, 2016 and 2015, respectively as an adjustment to net interest expense. The gain (loss) recognized in income related to call spread agreements and coupon-only swap agreements were recorded as an adjustment to foreign currency exchange and interest expense, respectively.

(ii)	The gain recognized in income is presented within "Loss from derivative instruments"

Derivative Instruments, Gain (Loss)
The following table presents the pretax amounts affecting income for the fiscal years ended December 31, 2017 and 2016, respectively:

	Cross-currency swaps (i)
Derivatives in Fair Value Hedging Relationships	2017	2016

Loss recognized in Income on hedging derivatives	(9,599)	(5,814)
Gain recognized in Income on hedging items	4,118	2,877

(i)
The loss of $5,481 and $2,937, in 2017 and 2016 respectively, related to the ineffective portion of derivatives, was recorded within “Loss from derivative instruments” in the Company’s consolidated statements of income (loss).

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance
The following table presents amounts affecting income related to derivatives not designated as hedging instruments:

Derivatives not designated as hedging instruments (continued)

Total equity return swap (continued)

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Income	Loss Recognized in Income on Derivative instruments
		2017		2016	2015
Total equity return swap	General and administrative expenses (i)	$—		$—	$(1,743)
	Net interest expense	—		—	(453)
Others	Loss from derivative instruments	—		(127)	(244)
Total		$—	1,504	$(127)	$(2,440)

(i)	For the fiscal year 2015, includes a loss amounting to $1,252 excluded from Adjusted EBITDA as from the total vesting of the plan. See Adjusted EBITDA reconciliation in Note 21.